Total Return Securities Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 49.0%		Shares	Value
Asset Management - 0.0%(a)
Associated Capital Group, Inc. - Class A		565	$18,944

Banking - 2.6%
Norwood Financial Corp.		9,331	237,194
PB Bankshares, Inc. (b)		110,000	2,118,600
			2,355,794

Business Development Companies - 1.5%
Monroe Capital Corp.		197,629	1,387,356

Chemicals - 2.9%
Artience Co. Ltd.		127,000	2,691,607

Financial Services - 3.1%
Cannae Holdings, Inc.		156,376	2,863,245

Food & Beverage - 9.1%
Aryzta AG (b)		18,000	1,468,233
Nestle SA		75,000	6,887,765
			8,355,998

Healthcare - 1.8%
Spineart SA (b)(c)		221,085	1,681,096

Insurance - 2.5%
Chubb Ltd.		8,000	2,258,000

Oil, Gas & Consumable Fuels - 1.7%
Texas Pacific Land Corp.		1,700	1,587,188

Real Estate Investment Trusts - 5.7%
Alexander's, Inc.		22,500	5,276,025

Real Estate Management & Development - 4.5%
Tejon Ranch Co. (b)		260,000	4,154,800

Retail - 13.6%
Cie Financiere Richemont SA		36,000	6,859,298
Village Super Market, Inc. - Class A		150,995	5,641,173
			12,500,471
TOTAL COMMON STOCKS (Cost $35,604,858)			45,130,524

CLOSED-END FUNDS - 11.8%		Shares	Value
BNY Mellon Municipal Bond Infrastructure Fund, Inc.		158,768	1,698,818
Central and Eastern Europe Fund, Inc.		72,345	1,111,219
Central Securities Corp.		123,355	6,336,746
MFS High Yield Municipal Trust		317,465	1,101,603
MFS Investment Grade Municipal Trust		80,515	632,848
TOTAL CLOSED-END FUNDS (Cost $9,922,140)			10,881,234

LIMITED PARTNERSHIPS - 0.5%		Units	Value
Biotechnology - 0.5%
Aravis Biotech II, Limited Partnership (b)(c)(d)		3,294,705	450,861
TOTAL LIMITED PARTNERSHIPS (Cost $213,884)			450,861

MONEY MARKET FUNDS - 37.5%		Shares	Value
Fidelity Government Portfolio - Institutional Class, 4.01% (e)		17,290,348	17,290,348
Invesco Treasury Portfolio - Institutional Class, 3.94% (e)		17,224,125	17,224,125
TOTAL MONEY MARKET FUNDS (Cost $34,514,473)			34,514,473

TOTAL INVESTMENTS - 98.8% (Cost $80,255,355)			90,977,092
Money Market Deposit Account - 0.2% (f)			161,702
Other Assets in Excess of Liabilities - 1.0%			982,858
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$92,121,652
two			–%
Percentages are stated as a percent of net assets.			–%

TOTAL RETURN SECURITIES FUND
							September 30, 2025
(continued)
(a) Represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund's Board of Directors. These securities represented $2,131,957 or 2.3% of net assets as of September 30, 2025.

(d) Affiliated security as defined by the Investment Company Act of 1940.

	Value	Gross	Gross	Corporate	Realized	Unrealized	Interest	Value
Name of Issuer	as of 12/31/24	Additions	Reductions	Actions	Gain/(Loss)	Gain/(Loss)	Income	as of 9/30/25
Aravis Biotech II, Limited Partnership	$427,248	$-	$-	$-	$-	$23,613	$-	$450,861
	$427,248	$-	$-	$-	$-	$23,613	$-	$450,861

(e) The rate shown represents the 7-day annualized yield as of September 30, 2025.
(f)The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.06%.

See Notes to Schedule of Investments

PORTFOLIO HOLDINGS
% of Net Assets as of September 30, 2025
Asset Management	0.0%
Banking	2.6%
Biotechnology	0.5%
Business Development Companies	1.5%
Chemicals	2.9%
Financial Services	3.1%
Food & Beverage	9.1%
Healthcare	1.8%
Insurance	2.5%
Oil, Gas & Consumable Fuels	1.7%
Real Estate Investment Trusts	5.7%
Real Estate Management & Development	4.5%
Retail	13.6%
Closed-End Funds	11.8%
Money Market Deposit Account	0.2%
Money Market Funds	37.5%
Other Assets Less Liabilities	1.0%
100%

TOP 10 PORTFOLIO HOLDINGS
% of Net Assets as of September 30, 2025
Nestle SA	7.48%
Cie Financiere Richemont SA	7.45%
Central Securities Corp	6.88%
Village Super Market Inc	6.12%
Alexanders Inc	5.73%
Tejon Ranch Co	4.51%
Cannae Holdings Inc	3.11%
Artience Co Ltd	2.92%
Chubb Ltd	2.45%
PB Bankshares Inc	2.30%

TOTAL RETURN SECURITIES FUND

Notes to Schedule of Investments (Unaudited)

Total Return Securities Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include  quoted  prices for the  identical  instrument on  an  inactive  market,  prices for  similar instruments,  interest  rates,  prepayment  speeds,  credit risk, yield  curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

TOPIC 820 TABLE

Investments in Securities*	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments Valued at NAV**	Total
Common Stock	$43,449,428	$-	$1,681,096	$-	$45,130,524
Closed-End Funds	10,881,234	-	-	-	10,881,234
Limited Partnerships	-	-	-	450,861	450,861
Money Market Funds	34,514,473	-	-	-	34,514,473
Total Investments in Securities	$88,845,135	$-	$1,681,096	$450,861	$90,977,092

* Please see the Schedule of Investments for industry classifications.
**   As of September 30, 2025, certain of the Fund’s investments were valued using net asset value (“NAV”) per share (or its equivalent) as a practical expedient for fair value and have been excluded from the fair value hierarchy in accordance with ASU 2015-07. The fair value amount presented in this table is intended to permit reconciliation of the amounts presented in the fair value hierarchy to the amounts presented in the schedule of investments.

The Fund values its investment in a private equity limited partnership in accordance with Accounting Standards Codification 820-10-35, “Investments in Certain Entities that Calculate Net Asset Value Per Share (Or its Equivalent)” (“ASC 820-10-35”). ASC 820-10-35 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the NAV of the investment is not as of the Fund’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. Inputs and valuation techniques for these adjustments may include fair valuations of the partnership and its portfolio holdings provided by the partnership’s general partner or manager, other available information about the partnership’s portfolio holdings, values obtained on redemption from other limited partners, discussions with the partnership’s general partner or manager and/or other limited partners and comparisons of previously-obtained estimates to the partnership’s audited financial statements. In using the unadjusted NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered. Attributes of those investments include the investment strategies of the privately held companies and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.

Level 3 securities, which are listed in Note 3 to the Schedule of Investments, consist of the Fund’s investments in privately-held companies.

Inputs and valuation techniques used by the Fund to value its Level 3 investments in privately-held companies may include the following: acquisition cost; fundamental analytical data; discounted cash flow analysis; nature and duration of restrictions on disposition of the investment; public trading of similar securities of similar issuers; economic outlook and condition of the industry in which the issuer participates; financial condition of the issuer; and the issuer’s prospects, including any recent or potential management or capital structure changes. Although these valuation inputs may be observable in the marketplace as is characteristic of Level 2 investments, the privately-held companies, categorized as Level 3 investments, generally are highly illiquid in terms of resale.

When valuing Level 3 investments, management also may consider potential events that could have a material impact on the operations of a privately held company. Not all of these factors may be considered or available, and other relevant factors may be considered on an investment-by-investment basis.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

LEVEL 3 ROLLFORWARD TABLE

	Common Stock	Total
Balance as of December 31, 2024	$1,400,307	$1,400,307
Change in Unrealized Appreciation/Depreciation	280,789	280,789
Net Realized Gain (Loss)	-	-
Gross Purchases	-	-
Gross Sales	-	-
Transfer out of Level 3	-	-
Balance as of September 30, 2025	$1,681,096	$1,681,096
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2025	280,789	280,789
(a)	The noted amounts of change in unrealized appreciation/depreciation relate to the fair value of Level 3 assets held on September 30, 2025.